FLR-STATSUP-4

Statutory Prospectus Supplement dated October 2, 2018

Important Notice Regarding Change in Investment Strategy for Invesco Floating Rate Fund

The purpose of this supplement is to provide you notice of changes to the current Statutory Prospectus for Class A, C, R and Y shares of Invesco Floating Rate Fund. Effective on or about December 3, 2018, the following changes are made to the Fund’s Statutory Prospectus:

The following information replaces in its entirety the fifth paragraph appearing under the heading “Fund Summary – Principal Investment Strategies of the Fund”:

“The Fund may invest up to 100% of its net assets in floating rate loans and floating rate debt securities of non-U.S. borrowers or issuers.”

The following information replaces in its entirety the ninth paragraph appearing under the heading “Fund Summary – Principal Investment Strategies of the Fund”:

“The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and swap contracts.”

The following information replaces in its entirety the tenth paragraph appearing under the heading “Fund Summary – Principal Investment Strategies of the Fund”:

“The Fund can engage in foreign currency transactions either on a spot basis (i.e. for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time) or through forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can use currency futures to hedge its exposure to foreign currencies.

The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates, and currency swaps, to hedge its exposure to foreign currencies. The Fund can also use swap contracts, including credit default swaps, to gain or reduce exposure to an asset class or a particular issuer.”

The following information replaces in its entirety the sixth paragraph appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies”:

“The Fund may invest up to 100% of its net assets in floating rate loans and floating rate debt securities of non-U.S. borrowers or issuers.”

The following information replaces in its entirety the tenth paragraph appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies”:

“The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and swap contracts.”

The following information replaces in its entirety the eleventh paragraph appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies”:

“The Fund can engage in foreign currency transactions either on a spot basis (i.e., for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time) or through

FLR-STATSUP-4

FLR-STATSUP-4

forward foreign currency contracts to mitigate the risk of foreign currency exposure. Spot contracts allow for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time. A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use currency futures to hedge its exposure to foreign currencies. Currency futures contracts are traded on exchanges and have standard contract sizes and delivery dates. Most currency futures contracts call for payment or delivery in U.S. dollars.

A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other assets. The notional amount of a swap is based on the nominal or face amount of a reference asset that is used to calculate payments made on that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the value of the underlying asset to calculate payments between them through the life of the swap. The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates, and currency swaps, to hedge its exposure to foreign currencies. The Fund can also use swap contracts, including credit default swaps, to gain or reduce exposure to an asset class or a particular issuer.”

FLR-STATSUP-4

ACST-STATSUP-5

Statutory Prospectus Supplement dated October 2, 2018

Important Notice Regarding Change in Investment Strategy for Invesco Floating Rate Fund

The purpose of this supplement is to provide you notice of changes to the current Statutory Prospectus for Class R5 and R6 shares of Invesco Floating Rate Fund. Effective on or about December 3, 2018, the following changes are made to the Fund’s Statutory Prospectus:

The following information replaces in its entirety the fifth paragraph appearing under the heading “Fund Summaries – Invesco Floating Rate Fund – Principal Investment Strategies of the Fund”:

“The Fund may invest up to 100% of its net assets in floating rate loans and floating rate debt securities of non-U.S. borrowers or issuers.”

The following information replaces in its entirety the ninth paragraph appearing under the heading “Fund Summaries – Invesco Floating Rate Fund – Principal Investment Strategies of the Fund”:

“The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and swap contracts.”

The following information replaces in its entirety the tenth paragraph appearing under the heading “Fund Summaries – Invesco Floating Rate Fund – Principal Investment Strategies of the Fund”:

“The Fund can engage in foreign currency transactions either on a spot basis (i.e. for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time) or through forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can use currency futures to hedge its exposure to foreign currencies.

The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates, and currency swaps, to hedge its exposure to foreign currencies. The Fund can also use swap contracts, including credit default swaps, to gain or reduce exposure to an asset class or a particular issuer.”

The following information replaces in its entirety the sixth paragraph appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco Floating Rate Fund – Objective(s) and Strategies”:

“The Fund may invest up to 100% of its net assets in floating rate loans and floating rate debt securities of non-U.S. borrowers or issuers.”

The following information replaces in its entirety the tenth paragraph appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco Floating Rate Fund – Objective(s) and Strategies”:

“The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and swap contracts.”

ACST-STATSUP-5

ACST-STATSUP-5

The following information replaces in its entirety the eleventh paragraph appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco Floating Rate Fund – Objective(s) and Strategies”:

“The Fund can engage in foreign currency transactions either on a spot basis (i.e., for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time) or through forward foreign currency contracts to mitigate the risk of foreign currency exposure. Spot contracts allow for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time. A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use currency futures to hedge its exposure to foreign currencies. Currency futures contracts are traded on exchanges and have standard contract sizes and delivery dates. Most currency futures contracts call for payment or delivery in U.S. dollars.

A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other assets. The notional amount of a swap is based on the nominal or face amount of a reference asset that is used to calculate payments made on that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the value of the underlying asset to calculate payments between them through the life of the swap. The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates, and currency swaps, to hedge its exposure to foreign currencies. The Fund can also use swap contracts, including credit default swaps, to gain or reduce exposure to an asset class or a particular issuer.”

ACST-STATSUP-5

ACST-SOAI SUP-6

Statement of Additional Information Supplement dated October 2, 2018

Important Notice Regarding Change in Investment Strategy for Invesco Floating Rate Fund

The purpose of this supplement is to provide you notice of changes to the current Statement of Additional Information for Class A, C, R, R5, R6 and Y shares of Invesco Floating Rate Fund. Effective on or about December 3, 2018, the following changes are made to the Fund’s Statement of Additional Information:

The following information replaces in its entirety the paragraph appearing under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Foreign Investments – Floating Rate Corporate Loans and Corporate Debt Securities of Non-U.S. Borrowers.”:

“Invesco Floating Rate Fund may invest in floating rate loans that are made to and floating rate debt securities that are issued by non-U.S. borrowers, whether such loans provide for payment in US dollars or another currency. Invesco Short Duration High Yield Municipal Fund and Invesco Strategic Real Return Fund may invest in floating rate loans that are made to and floating rate debt securities that are issued by non-U.S. borrowers, provided that the loans are U.S. dollar-denominated or otherwise provide for payment in U.S. dollars, and any such borrower meets the credit quality standards established by Invesco and the Sub-Advisers for U.S. borrowers. A Fund similarly may invest in floating rate loans and floating rate debt securities made to U.S. borrowers with significant non-U.S. dollar-denominated revenues; provided that the loans are U.S. dollar-denominated or otherwise provide for payment to the Fund in U.S. dollars. In cases where the floating rate loans or floating rate debt securities are not denominated in U.S. dollars, provisions will be made for payments to the lenders, including the Fund, in U.S. dollars pursuant to foreign currency swaps or the currency risk of the transaction will be hedged using forward foreign currency contracts.”

ACST-SOAI SUP-6